Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Tech Hardware Portfolio
November 30, 2025
COM-NPRT3-0126
1.810671.121
Common Stocks - 97.3%
	Shares	Value ($)
CHINA - 2.4%
Information Technology - 2.4%
Technology Hardware, Storage & Peripherals - 2.4%
Xiaomi Corp B Shares (a)(b)(c)	6,609,230	35,132,884
FINLAND - 1.2%
Information Technology - 1.2%
Communications Equipment - 1.2%
Nokia Oyj	2,859,710	17,415,983
JAPAN - 17.0%
Communication Services - 4.8%
Entertainment - 4.8%
Nintendo Co Ltd	825,690	69,982,928
Consumer Discretionary - 9.8%
Household Durables - 9.8%
Sony Group Corp	4,846,000	142,199,042
Information Technology - 2.4%
Technology Hardware, Storage & Peripherals - 2.4%
FUJIFILM Holdings Corp	1,614,717	34,667,903
TOTAL JAPAN		246,849,873
KOREA (SOUTH) - 11.3%
Information Technology - 11.3%
Semiconductors & Semiconductor Equipment - 1.4%
SK Hynix Inc	56,148	20,380,709
Technology Hardware, Storage & Peripherals - 9.9%
Samsung Electronics Co Ltd	2,077,220	142,969,808
TOTAL KOREA (SOUTH)		163,350,517
TAIWAN - 4.7%
Information Technology - 4.7%
Communications Equipment - 0.5%
Accton Technology Corp	217,000	7,088,791
Semiconductors & Semiconductor Equipment - 4.2%
Taiwan Semiconductor Manufacturing Co Ltd	1,324,999	61,106,486
TOTAL TAIWAN		68,195,277
UNITED STATES - 60.7%
Communication Services - 2.8%
Interactive Media & Services - 2.8%
Alphabet Inc Class A	128,380	41,104,708
Consumer Discretionary - 2.6%
Household Durables - 2.6%
Garmin Ltd	195,023	38,091,892
Information Technology - 55.3%
Communications Equipment - 25.6%
Arista Networks Inc (a)	771,034	100,758,723
Ciena Corp (a)	190,366	38,874,641
Cisco Systems Inc	1,981,516	152,457,841
Extreme Networks Inc (a)	600,333	10,505,828
Motorola Solutions Inc	181,800	67,207,824
		369,804,857
Electronic Equipment, Instruments & Components - 3.6%
Mirion Technologies Inc Class A (a)(d)	417,900	10,873,758
OSI Systems Inc (a)	40,300	10,915,255
TD SYNNEX Corp	200,056	30,504,539
		52,293,552
Software - 4.9%
Microsoft Corp	106,000	52,153,060
Palo Alto Networks Inc (a)	99,731	18,961,855
		71,114,915
Technology Hardware, Storage & Peripherals - 21.2%
Apple Inc	448,224	124,987,263
Dell Technologies Inc Class C	298,747	39,837,912
Pure Storage Inc Class A (a)	443,597	39,462,389
Sandisk Corp/DE	135,700	30,299,096
Western Digital Corp	435,900	71,195,547
		305,782,207
TOTAL INFORMATION TECHNOLOGY		798,995,531

TOTAL UNITED STATES		878,192,131
TOTAL COMMON STOCKS (Cost $739,583,636)		1,409,136,665

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Vast Data Ltd Series A (a)(e)(f)	5,512	129,587
Vast Data Ltd Series A1 (a)(e)(f)	13,567	318,960
Vast Data Ltd Series A2 (a)(e)(f)	15,607	366,921
Vast Data Ltd Series B (a)(e)(f)	12,418	291,947
Vast Data Ltd Series C (a)(e)(f)	362	8,511
Vast Data Ltd Series E (a)(e)(f)	11,867	278,993

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $783,200)		1,394,919

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.02	35,163,824	35,170,856
Fidelity Securities Lending Cash Central Fund (g)(h)	4.02	89,701	89,710
TOTAL MONEY MARKET FUNDS (Cost $35,260,566)			35,260,566

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $775,627,402)	1,445,792,150
NET OTHER ASSETS (LIABILITIES) - 0.2%	2,172,427
NET ASSETS - 100.0%	1,447,964,577

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,132,884 or 2.4% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $35,132,884 or 2.4% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,394,919 or 0.1% of net assets.

(f)	Level 3 security.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Vast Data Ltd Series A	11/28/2023	60,632

Vast Data Ltd Series A1	11/28/2023	149,237

Vast Data Ltd Series A2	11/28/2023	171,677

Vast Data Ltd Series B	11/28/2023	136,598

Vast Data Ltd Series C	11/28/2023	3,982

Vast Data Ltd Series E	11/28/2023	261,074

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,501,793	256,539,018	233,870,009	387,267	54	-	35,170,856	35,163,824	0.1%
Fidelity Securities Lending Cash Central Fund	6,878,325	261,169,122	267,957,745	7,885	8	-	89,710	89,701	0.0%
Total	19,380,118	517,708,140	501,827,754	395,152	62	-	35,260,566

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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